Note M - Convertible Note Payable (Details Textual) - USD ($)		12 Months Ended
	Dec. 22, 2022	Dec. 31, 2021	Jun. 23, 2023	Mar. 31, 2023	Dec. 31, 2022
Debt Instrument, Face Amount	$ 2,200,000
Class of Warrant or Right, Issued During Period		0
Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage	12.00%
Warrants Issued in Connection With Note [Member]
Class of Warrant or Right, Issued During Period	200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 3.00
Warrants and Rights Outstanding	$ 94,316
The Note [Member]
Debt Instrument, Face Amount				$ 2,200,000	$ 2,200,000
Debt Instrument, Fair Value Disclosure				$ 2,454,212	$ 2,596,203
The Note [Member] | Senior Secured Promissory Note [Member]
Debt Instrument, Face Amount	2,200,000
Proceeds from Debt, Net of Issuance Costs	$ 2,002,000
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Stock Issued During Period, Shares, Commitment Fee	700,000
Shares Issued, Price Per Share	$ 1.00
Right to Repurchase Shares if Debt Instrument Paid in Full Within Six Months	350,000
Debt Instrument, Interest Rate, Default	18.00%
Debt Instrument, Default, Percentage Increase In Principal	30.00%
The Note [Member] | Senior Secured Promissory Note [Member] | Maximum [Member]
Debt Instrument, Convertible, Number of Equity Instruments	1,684,576
Debt Instrument, Convertible, Percentage of Outstanding Stock	19.90%
The Note [Member] | Senior Secured Promissory Note [Member] | Forecast [Member]
Debt Instrument, Interest Rate, Stated Percentage			12.00%